Investment Objectives and Goals	Aug. 31, 2026
PGIM S&P 500 Max Buffer ETF - September
Prospectus [Line Items]
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period September 1, 2026 through August 31, 2027 is 8.26% (before fees and expenses). The downside buffer for the period is 100% (before fees and expenses).